Working Capital Line of Credit (Details Narrative) (10-K) - Coastal Pride Company, Inc [Member] - USD ($)		9 Months Ended		12 Months Ended
	Jun. 10, 2013	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Working capital line of credit		$ 1,091,954		$ 1,678,169	$ 793,805
Line of credit is equal to the lesser		$ 2,000,000		$ 2,000,000
Line of credit, description		The line of credit is equal to the lesser of $2,000,000 or the sum of 80% of the aggregate amount of eligible accounts receivable plus 50% of the aggregate amount of eligible inventory not to exceed $1,000,000.		The line of credit is limited to the lesser of $2,000,000 or the sum of 80% of the aggregate amount of eligible accounts receivable plus 50% of the aggregate amount of eligible inventory not to exceed $1,000,000.
Line of credit, interest rate		4.77%		5.2537%
Interest expenses		$ 50,822	$ 28,001	$ 39,605
London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate		2.75%		2.75%
Initial Rate [Member]
Line of credit, interest rate		5.075%		5.075%
Accounts Receivable [Member]
Line of credit, description		Eligible accounts receivable exclude trade accounts receivable with balances over 90 days, the entire account for any debtor whose balance over 90 days exceeds 25% of the debtor's total balance and the portion of the accounts of any single debtor which exceeds 20% of the Company's total accounts receivable balance.		Eligible accounts receivable exclude trade accounts receivable balances over 90 days, the entire account for any debtor whose balance over 90 days exceeds 25% of the debtor's total balance and the portion of the accounts of any single debtor which exceeds 20% of the Company's total accounts receivable balance.
Maximum [Member]
Aggregate inventory eligible amount		$ 1,000,000		$ 1,000,000
Regions Bank [Member]
Working capital line of credit	$ 2,000,000
Expiration date	Jul. 16, 2020